Share capital - Schedule of Shares Outstanding (Details) - shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Increase (Decrease) In Number Of Shares [Roll Forward]
Treasury shares held (in shares)	6,756,589	9,973,771
Class A
Increase (Decrease) In Number Of Shares [Roll Forward]
Number of shares issued at beginning of period (in shares)	296,873,353
Number of shares outstanding at beginning of period (in shares)	296,873,353
Sale of treasury shares related to share-based compensation (in shares)	3,219,674
Purchase of treasury shares (in shares)	(2,492)
Conversion of Class B shares to Class A shares (in shares)	1,625,000
Number of shares issued at end of period (in shares)	301,715,535
Number of shares outstanding at end of period (in shares)	301,715,535
Awards granted under various incentive plans with dilutive effects (in shares)	1,644,629
Class B
Increase (Decrease) In Number Of Shares [Roll Forward]
Number of shares issued at beginning of period (in shares)	341,241,680
Number of shares outstanding at beginning of period (in shares)	341,241,680
Sale of treasury shares related to share-based compensation (in shares)	0
Purchase of treasury shares (in shares)	0
Conversion of Class B shares to Class A shares (in shares)	(16,250,000)
Number of shares issued at end of period (in shares)	324,991,680
Number of shares outstanding at end of period (in shares)	324,991,680
Awards granted under various incentive plans with dilutive effects (in shares)	2,493,692